Note 9 - Stock-based Compensation - Allocation of Stock Option Expense (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocated stock option expense	$ 57,224	$ 54,805	$ 67,905
General and Administrative Expense [Member]
Allocated stock option expense	31,271	31,191	45,822
Research and Development Expense [Member]
Allocated stock option expense	$ 25,953	$ 23,614	$ 22,083